Acquisition (Detail textuals 2) - Wide Angle Group Limited - USD ($)	1 Months Ended
	Dec. 31, 2018	Jan. 30, 2017
Business Acquisition [Line Items]
Percentage of equity ownership	55.00%	55.00%
Proceeds from sale of investments	$ 347,000
Net assets after divestitures	46,000
Transaction loss on divestitures	$ 1,200,000